Reverse recapitalization (Tables)	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
Schedule of Identifiable Net Assets Acquired	The amount of GGI’s identifiable net assets of acquired at Closing, were as follows:

Cash and cash equivalents	579,146
Prepaid assets	6,050
Public warrant liability	(40,320)
Private warrant liability	(22,770)
Total SPAC identifiable net assets at fair value	$522,106

Summary of Listing Expenses
The net assets of GGI are stated at fair value, with no goodwill or other intangible assets recorded. The IFRS 2 listing expense was calculated as follows:

Fair value of Polestar[1]	22,183,823
Equity interest in Polestar issued to GGI shareholders	5.1%
Equity interest in Polestar issued to Former Parent shareholders	94.9%
Deemed cost of shares issued by Polestar[1]	1,131,375
GGI identifiable net assets at fair value	(522,106)
Sponsor and third-party PIPE Cash	(236,951)
IFRS 2 Listing Expense	$372,318
1 - The deemed cost of the shares issued by Polestar was estimated based on the fair value of Polestar at Closing, less an adjustment in respect to the fair value of the earn-out rights (discussed below).

Reverse Recapitalization, Share Activity

	As of December 31, 2024		As of December 31, 2023
	Liability Fair Value	Number Outstanding	Liability Fair Value	Number Outstanding
Class C-1 Shares	2,870	20,499,965	4,920	20,499,965
Class C-2 Shares	630	4,500,000	1,080	4,500,000
Total	$3,500	24,999,965	$6,000	24,999,965

Class C-1 Shares
As of January 1, 2023	17,920
Class C-2 Shares converted to Class C-1 Shares	3,285
Change in fair value measurement	(16,285)
As of December 31, 2023	$4,920
Change in fair value measurement	(2,050)
As of December 31, 2024	$2,870

Class C-2 Shares
As of January 1, 2023	10,080

Class C-2 Shares converted to Class C-1 Shares	(3,285)
Change in fair value measurement	(5,715)
As of December 31, 2023	$1,080
Change in fair value measurement	(450)
As of December 31, 2024	$630
The fair value change for Class C Shares are as follows:

	For the year ended December 31,
	2024	2023	2022
Fair value change - Class C-1 Shares	2,050	13,000	22,400
Fair value change - Class C-2 Shares	450	9,000	12,690
Fair value change - Class C Shares	$2,500	$22,000	$35,090

Reverse Recapitalization, Summary of Earn-Out Rights

Earn-out Rights
As of January 1, 2023	$598,570
Change in fair value measurement	(443,168)
As of December 31, 2023	$155,402
Change in fair value measurement	(126,624)
As of December 31, 2024	$28,778
The fair value change of earn-out rights are as follows:

	For the year ended December 31,
	2024	2023	2022
Fair value change - Earn-out rights	126,624	443,168	902,068